Exhibit 99.11

Data Compare Summary (Total)
Run Date - 2/10/2026 6:00:49 PM
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
City	0	241	0.00%	241
State	0	241	0.00%	241
Zip	0	241	0.00%	241
Note Date	2	241	0.83%	241
Original Loan Amount	1	241	0.41%	241
Amortization Term	0	241	0.00%	241
Original Interest Rate	1	241	0.41%	241
Borrower Qualifying FICO	2	241	0.83%	241
Coborrower Qualifying FICO	0	157	0.00%	241
Amortization Type	1	241	0.41%	241
Representative FICO	2	241	0.83%	241
Property Type	2	241	0.83%	241
Lien Position	0	241	0.00%	241
Occupancy	0	241	0.00%	241
Purpose	0	241	0.00%	241
Appraised Value	2	241	0.83%	241
Contract Sales Price	8	241	3.32%	241
Balloon Flag	0	241	0.00%	241
Original CLTV	5	241	2.07%	241
Original LTV	4	241	1.66%	241
Origination Channel	0	241	0.00%	241
Appraisal Effective Date	6	241	2.49%	241
Investor: Qualifying Total Debt Ratio	5	241	2.07%	241
Initial Rate Lock Date	30	241	12.45%	241
Total	71	5,700	1.25%	241